Cover Page	12 Months Ended
Dec. 31, 2019 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38235
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	REDU
Entity Registrant Name	RISE Education Cayman Ltd
Entity Incorporation, State or Country Code	E9
Entity Central Index Key	0001712178
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Address, Country	CN
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	112,755,320
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NASDAQ
Document Accounting Standard	U.S. GAAP